Consolidated Statements of Comprehensive Income	12 Months Ended		13 Months Ended
	Nov. 30, 2020 CAD ($) $ / shares shares	Nov. 30, 2019 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares
Revenue	$ 488,774	$ 0	$ 13,687,889
Cost Of Sales	331,228	0	9,250,631
Gross Profit (note 24)	157,546	0	4,437,258
Other Income
Interest And Other Income	1,947	0	9,645
Total Other Income	1,947	0	9,645
Expenses
Salaries, Consulting And Management Fees (note 19)	760,648	229,200	7,617,319
Player Compensation	0	0	724,777
Professional Fees	8,323	30,628	1,436,522
General Office Expenses	202,569	325	1,340,366
Travel Expenses	4,107	0	676,221
Shareholder Communications And Filing Fees	52,229	300	209,830
Interest Expense	11,497	0	181,527
Bad Debt Expense	74,581	0	56,318
Foreign Exchange Loss	5,110	18	2,972
Change In Provision For Reclamation Deposit (note 8)	6,308	0	(97,323)
Share-based Compensation (note 16)	709,953	2,639	3,644,287
Transaction Costs (note 4(b) And (d))	1,817,540	0	9,744,815
Amortization (notes 6, 7 And 14)	81,433	0	1,879,825
Impairment On Goodwill (note 7)	0	0	2,258,109	$ 2,258,109
Total Expenses	3,734,298	263,110	31,102,068
Loss For The Period Before Income Taxes	(3,574,805)	(263,110)	(26,655,165)
Income Tax (recovery) (note 12)	(1,697)	0	(98,854)
Loss For The Period	(3,573,108)	(263,110)	(26,556,311)
Items That Will Subsequently Be Reclassified To Operations:
Foreign Currency Translation	884	0	220,299
Total Comprehensive Loss For The Period	(3,572,224)	(263,110)	(26,336,012)
(loss) For The Period Attributable To:
Owners Of The Parent	(3,573,108)	(263,110)	(26,515,410)
Non-controlling Interest	0	0	$ (40,901)
Profit/loss For The Period	$ (3,573,108)	$ (263,110)		$ (26,556,311)
Basic And Diluted Net Loss Per Share | $ / shares	$ (0.14)	$ (0.04)	$ (0.17)
Weighted Average Number Of Common Shares Outstanding - Basic And Diluted (note 20) | shares	24,995,371	6,948,630	156,258,509	156,258,509